Expenses by Nature - Additional Disclosures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature
Cost of sales	R$ 294,407	R$ 221,130	R$ 117,258
Expenses	1,119,348	863,957	R$ 508,476
Companies acquired in 2020
Expenses by nature
Cost of sales	39,172	8,004
Expenses	114,343	R$ 27,135
Companies acquired in 2021
Expenses by nature
Cost of sales	20,945
Expenses	R$ 22,258